Real Estate Property Completed	12 Months Ended
Dec. 31, 2016
Real Estate Property Completed/Real Estate Properties and Land Lots Under Development [Abstract]
REAL ESTATE PROPERTY COMPLETED

5. REAL ESTATE PROPERTY COMPLETED

The account balance and components of the real estate property completed were as follow:

	December 31,
	2016	2015
Properties completed
Wuhan Centre China Grand Steel Market
Costs of land use rights	$7,213,617	$7,716,994
Other development costs	22,293,491	23,849,162
	$29,507,108	$31,566,156

As of December 31, 2016, the sole and wholly owned developing project of the Company is called Wuhan Centre China Grand Steel Market (Phase 1) Commercial Building in the south of Hans Road, Wuhan Yangluo Economic Development Zone with approximately 222,496.6 square meters of total construction area. Since June 2009, the Company commenced the construction of the project that funded through a combination of bank loans and advances from shareholders. The Company has obtained certificates representing titles of the land use rights used for the development of the project. As of December 31, 2016, the Company has completed the construction of four buildings covering area of approximately 35,350.4square meters of construction area. The Company values the real estate assets based on estimates using present value by quoted prices for comparable real estate projects.